SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets and liabilities measured at fair value on a recurring and non-recurring basis (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Recurring | Equity investments with readily determinable fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets	¥ 56,977	¥ 34,165
Total Gains (losses)	(8,825)	(33,901)
Recurring | Purchase consideration payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Liabilities	(1,219,591)	(1,228,271)	¥ (1,328,508)
Total Gains (losses)	(14,018)	(21,245)	(9,249)
Recurring | Quoted prices in active markets for identical assets (Level 1) | Equity investments with readily determinable fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets	56,977	34,165
Recurring | Significant other observable inputs (Level 2) | Purchase consideration payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Liabilities	(1,219,591)	(1,228,271)	(1,328,508)
Non-recurring | Equity investments with readily determinable fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets	214,169		207,166
Total Gains (losses)	(5,000)		82,492
Non-recurring | Equity investments accounted for using measurement alternative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets		206,929	207,166
Total Gains (losses)		(14,940)	82,492
Non-recurring | Significant unobservable inputs (Level 3) | Equity investments with readily determinable fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets	¥ 214,169		207,166
Non-recurring | Significant unobservable inputs (Level 3) | Equity investments accounted for using measurement alternative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total Fair Value of Assets		¥ 206,929	¥ 207,166